Property, plant and equipment (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Property, plant and equipment, pledged as security		₨ 276,203
Depreciation expense	14,752	33,893	₨ 85,509
Vehicles held under vehicle loan [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Depreciation expense	4,630	6,406
2016 Stock Option and Incentive Plan [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Property, plant and equipment, pledged as security	13,294	13,097
Vehicles [member]
Disclosure of reconciliation of changes in goodwill [line items]
Proceeds from borrowings, vehicles	5,161		₨ 1,075
Gross carrying amount [member] | Vehicles held under vehicle loan [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Depreciation expense	27,518	31,963
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in goodwill [line items]
Property, plant and equipment, pledged as security	₨ 14,224	₨ 18,866